Annual Operating Expenses - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio - Investor Class
	Apr. 30, 2025
Operating Expenses:
Management fee	0.38%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.40%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.